Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information (Parent Company Only) [Abstract]
Condensed Financial Information (Parent Company Only)
Note 22.  Condensed Financial Information (Parent Company Only)

The following financial statements are for Community Bancorp. (Parent Company Only), and should be read in conjunction with the consolidated financial statements of Community Bancorp. and Subsidiary.

Community Bancorp. (Parent Company Only)
Condensed Balance Sheets
December 31, 2011 and 2010

Assets	2011	2010

Cash	$196,945	$123,116
Investment in subsidiary - Community National Bank	53,226,506	51,436,841
Investment in Capital Trust	387,000	387,000
Income taxes receivable	416,781	441,802
Total assets	$54,227,232	$52,388,759

Liabilities and Shareholders' Equity
Liabilities
Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	421,823	374,090
Total liabilities	13,308,823	13,261,090

Shareholders' Equity
Preferred stock, 1,000,000 shares authorized 25 shares issued and outstanding
at December 31, 2011 and 2010 ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31,
2011 and 2010, and 4,938,262 and 4,834,615 shares issued at December 31,
2011 and 2010, respectively (including 24,324 and 19,312 shares issued
February 1, 2012 and 2011, respectively)	12,345,655	12,086,538
Additional paid-in capital	27,410,049	26,718,403
Retained earnings	1,151,751	368,848
Accumulated other comprehensive income	133,731	76,657
Less: treasury stock, at cost; 210,101 shares at December 31, 2011 and 2010	(2,622,777)	(2,622,777)
Total shareholders' equity	40,918,409	39,127,669

Total liabilities and shareholders' equity	$54,227,232	$52,388,759

The investment in the subsidiary bank is carried under the equity method of accounting.  The investment and cash, which is on deposit with the Bank, have been eliminated in consolidation.

Community Bancorp. (Parent Company Only)
Condensed Statements of Income
Years Ended December 31, 2011 and 2010

	2011	2010
Income
Bank subsidiary distributions	$2,660,000	$2,527,000
Dividends on Capital Trust	29,257	29,257
Total income	2,689,257	2,556,257

Expense
Interest on junior subordinated debentures	974,257	974,257
Administrative and other	280,826	354,416
Total expense	1,255,083	1,328,673

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	1,434,174	1,227,584
Applicable income tax benefit	416,781	441,802

Income before equity in undistributed net income of subsidiary	1,850,955	1,669,386
Equity in undistributed net income of subsidiary	1,732,591	2,276,622
Net income	$3,583,546	$3,946,008

Community Bancorp. (Parent Company Only)
Condensed Statements of Cash Flows
Years Ended December 31, 2011 and 2010

	2011	2010
Cash Flows from Operating Activities
Net income	$3,583,546	$3,946,008
Adjustments to reconcile net income to net cash provided by
operating activities
Equity in undistributed net income of subsidiary	(1,732,591)	(2,276,622)
Decrease in income taxes receivable	25,021	922
Net cash provided by operating activities	1,875,976	1,670,308

Cash Flows from Financing Activities
Dividends paid on preferred stock	(187,500)	(187,500)
Dividends paid on common stock	(1,614,647)	(1,485,659)
Net cash used in financing activities	(1,802,147)	(1,673,159)
Net increase (decrease) in cash	73,829	(2,851)

Cash
Beginning	123,116	125,967
Ending	$196,945	$123,116

Cash Received for Income Taxes	$441,802	$442,724

Cash Paid for Interest	$974,257	$974,257

Dividends paid:
Dividends declared	$2,613,143	$2,197,251
(Increase) decrease in dividends payable attributable to dividends declared	(47,733)	1,207
Dividends reinvested	(950,763)	(712,799)
	$1,614,647	$1,485,659